Income Taxes (Details) - Schedule of Income Tax Charged - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Charged [Line Items]
Income taxes	$ 1,739,998	$ 3,299,522	$ 4,389,769
Mexican companies [Member]
Schedule of Income Tax Charged [Line Items]
Income taxes	1,291,378	2,549,851	2,564,312
Deferred Tax	(40,943)	(119,999)	(96,453)
Foreign companies [Member]
Schedule of Income Tax Charged [Line Items]
Income taxes	403,436	599,940	1,253,895
Deferred Tax	$ 86,127	$ 269,730	$ 668,015